OTHER OPERATING EXPENSE, NET - IMPAIRMENT LOSSES ON LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 10,035	¥ 14,629	¥ 356
Minimum
OTHER OPERATING EXPENSE, NET
Pre-tax discount rate	10.50%	9.87%
Maximum
OTHER OPERATING EXPENSE, NET
Pre-tax discount rate	13.90%	11.60%
Exploration and production
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 2,467	¥ 8,495	¥ 3
Pre-tax discount rate	10.47%	10.47%	10.47%
Estimated decrease rate of gas price	5.00%
Estimated increase rate of operating cost	5.00%
Estimated increase discount rate	5.00%
Exploration and production | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 2,467	¥ 8,435	¥ 3
Impairment loss due to estimated decrease rate of gas price	3,628	4,548	184
Impairment loss due to estimated increase rate of operating cost	2,400	2,836	180
Impairment loss due to estimated increase discount rate	180	287	7
Exploration and production | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		60
Chemicals
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	5,332	3,675	17
Chemicals | Entrusted loan
OTHER OPERATING EXPENSE, NET
Impairment losses on entrusted loan written back			16
Chemicals | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	5,184	2,680	4
Chemicals | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	62	744	29
Chemicals | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	70	251
Chemicals | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	16
Refining
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	860	1,923	256
Refining | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	860	226	151
Refining | Investment in joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets		1,697
Refining | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			105
Marketing and distribution
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	1,211	536	80
Marketing and distribution | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	873	442	52
Marketing and distribution | Construction in progress
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	82	40	1
Marketing and distribution | Prepayments
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets			¥ 27
Marketing and distribution | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	8	7
Marketing and distribution | Intangible assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	246	¥ 47
Marketing and distribution | Right of use assets
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	2
Corporate and others
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	165
Corporate and others | Property, plant and equipment
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	3
Corporate and others | Investment in associates and joint ventures
OTHER OPERATING EXPENSE, NET
Impairment losses recognized on long-lived assets	¥ 162